Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of movement in carrying amount

				Other
			Development	intangible
	Goodwill	Technology	Costs	assets	Total
Cost
As of January 1, 2023	111,294	48,436	7,672	5,398	172,800
Additions	—	2,235	—	—	2,235
As of December 31, 2023	111,294	50,671	7,672	5,398	175,035
As of December 31, 2024	111,294	50,671	7,672	5,398	175,035

Amortization and impairment losses
As of December 31, 2023	(111,294)	(48,436)	(7,672)	(5,398)	(172,800)
Amortization	—	(80)	—	—	(80)
As of December 31, 2024	(111,294)	(48,516)	(7,672)	(5,398)	(172,880)
Carrying amount
As of December 31, 2023	—	2,235	—	—	2,235
As of December 31, 2024	—	2,155	—	—	2,155